Operating segments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Cash flows from (used in) operating activities	R$ 676,566	R$ (3,621,382)	R$ 1,647,708
Cash flows from (used in) investing activities	(1,759,550)	1,587,490	(845,436)
Cash flows from (used in) financing activities	930,583	5,040,586	(148,796)
Effect of exchange rate changes on cash and cash equivalents	(22,907)	44,544	10,336
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(175,308)	3,051,238	663,812
Discontinued operations [member]
Disclosure of operating segments [line items]
Cash flows from (used in) operating activities	221,478	253,022	143,315
Cash flows from (used in) investing activities	(192,225)	(260,676)	(158,931)
Cash flows from (used in) financing activities	(42,431)	(23,577)	(21,534)
Effect of exchange rate changes on cash and cash equivalents	(12,163)	2,231	(1,323)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	R$ (25,341)	R$ (29,000)	R$ (38,473)